Condensed Consolidating Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Apr. 20, 2012	Dec. 31, 2012 Lion Holdings [Member]	Sep. 30, 2013 Senior Notes 5.5% Senior Notes, due 2022	Dec. 31, 2012 Senior Notes 5.5% Senior Notes, due 2022	Jul. 13, 2012 Senior Notes 5.5% Senior Notes, due 2022	Sep. 30, 2013 Senior Notes 2.9% Senior Notes, due 2018	Feb. 11, 2013 Senior Notes 2.9% Senior Notes, due 2018	Feb. 11, 2013 Subsequent Event Senior Notes 2.9% Senior Notes, due 2018
Debt Instrument [Line Items]
Amount of unsecured notes issued	$ 5,000.0				$ 850.0		$ 1,000.0	$ 1,000.0
Annual interest rate on loan			5.50%	5.50%	5.50%	2.90%	2.90%	2.90%
Ownership percentage by the company		100.00%